CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/LOSS - Q2 (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Revenues
Research and development	$ 1,901,314	$ 1,467,460	$ 3,171,047	$ 2,659,551
Operating expenses
Selling, general and administrative	3,738,709	2,592,285	6,394,940	5,670,272
Research and development	2,948,391	2,959,070	5,484,403	5,766,492
Patent preparation fees	239,690	235,334	459,405	568,438
PharmAthene liability interest	4,259,451	13,441	7,176,637	26,735
Total operating expenses	11,186,241	5,800,130	19,515,385	12,031,937
Operating loss	(9,284,927)	(4,332,670)	(16,344,338)	(9,372,386)
Non-cash interest expense	(10,214)	(13,315)	(10,214)	(266,726)
Other income, net	58,489	10,877	69,800	16,341
Reorganization items, net	(327,729)	(2,149,981)	(3,716,902)	(3,931,806)
Loss before income taxes	(9,564,381)	(6,485,089)	(20,001,654)	(13,554,577)
Benefit from (provision for) income taxes	(1,470)	(88,348)	(12,764)	(172,179)
Net and comprehensive income (loss)	$ (9,565,851)	$ (6,573,437)	$ (20,014,418)	$ (13,726,756)
Earnings (loss) per share: basic and diluted	$ (0.18)	$ (0.12)	$ (0.37)	$ (0.26)
Weighted average shares outstanding: basic and diluted	54,216,604	53,589,268	54,165,450	53,547,017